Stockholders' Deficit - Schedule of Option Activity under Stock Plans and Related Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
NUMBER OF SHARES AVAILABLE FOR GRANT, Beginning balance	451,349	441,030	234,724	495,732
NUMBER OF SHARES AVAILABLE FOR GRANT, Options authorized	2,876,226	428,375	427,328	81,301
NUMBER OF SHARES AVAILABLE FOR GRANT, Options granted	(547,909)	(526,134)	(448,443)	(382,746)
NUMBER OF SHARES AVAILABLE FOR GRANT, Options exercised
NUMBER OF SHARES AVAILABLE FOR GRANT, Options forfeited	53,246	32,611	206,157	19,097
NUMBER OF SHARES AVAILABLE FOR GRANT, Options expired	667,088	75,467	21,264	21,340
NUMBER OF SHARES AVAILABLE FOR GRANT, Ending balance	3,500,000	451,349	441,030	234,724
NUMBER OF SHARES, Beginning balance	2,545,231	2,191,383	1,996,513	1,716,654
NUMBER OF SHARES, Options granted	547,909	526,134	448,443	382,746
NUMBER OF SHARES, Options exercised	(138,484)	(64,208)	(26,152)	(62,450)
NUMBER OF SHARES, Options forfeited	(53,246)	(32,611)	(206,157)	(19,097)
NUMBER OF SHARES, Options expired	(667,088)	(75,467)	(21,264)	(21,340)
NUMBER OF SHARES, Ending balance	2,234,322	2,545,231	2,191,383	1,996,513
NUMBER OF SHARES, Options exercisable	1,196,206	1,730,253
WEIGHTED-AVERAGE EXERCISE PRICE PER SHARE, Options beginning balance	$ 5.17	$ 4.92	$ 4.06	$ 3.32
WEIGHTED-AVERAGE EXERCISE PRICE PER SHARE, Options granted	$ 6.87	$ 5.78	$ 8.36	$ 6.89
WEIGHTED-AVERAGE EXERCISE PRICE PER SHARE, Options exercised	$ 2.79	$ 1.60	$ 1.48	$ 1.72
WEIGHTED-AVERAGE EXERCISE PRICE PER SHARE, Options forfeited	$ 6.87	$ 6.89	$ 5.04	$ 4.92
WEIGHTED-AVERAGE EXERCISE PRICE PER SHARE, Options expired	$ 4.10	$ 3.20	$ 3.57	$ 2.09
WEIGHTED-AVERAGE EXERCISE PRICE PER SHARE, Options ending balance	$ 6.00	$ 5.17	$ 4.92	$ 4.06
WEIGHTED-AVERAGE EXERCISE PRICE PER SHARE, Option exercisable	$ 5.34	$ 4.43